Taxation (Composition of Income Tax Expenses) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)	Jun. 30, 2013 CNY (¥)
Income tax expense applicable to China operations
Current income tax expenses		¥ 60,900	¥ 48,707	¥ 48,002
Deferred income tax(benefit)		(11,072)	(1,867)	(240)
Subtotal income tax expenses applicable to China operations		49,828	46,840	47,762
PRC withholding tax on undistributed earnings of PRC subsidiaries and VIEs		3,981	3,088	22,394
Total income tax expenses	$ 8,679	¥ 53,809	¥ 49,928	¥ 70,156